File No. 33-12112
                                                      File No. 811-5032

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No.               [ ]
                                                     -----
                       Post-Effective Amendment No.   14           [X]
                                                     -----
                                       and
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                       [ ]
                              Amendment No.           15           [X]
                                                     -----

                                BARON ASSET FUND
   --------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                          767 Fifth Avenue, 24th Floor
                            New York, New York 10153
   --------------------------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

       Registrant's Telephone Number, including Area Code: (212) 583-2000

                               Linda S. Martinson
                                BARON ASSET FUND
                                767 Fifth Avenue
                                   24th Floor
                            New York, New York 10153
  ---------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  September 30, 1997
It is proposed that this filing will become effective (check appropriate box) ---- immediately upon filing pursuant to paragraph (b)
---- on (date) pursuant to paragraph (b)
---- 60 days after filing pursuant to paragraph (a)(1)
 X
---- on SEPTEMBER 30, 1997 pursuant to paragraph (a)(1)
---- 75 days after filing pursuant to paragraph (a)(2)
---- on (date) pursuant to paragraph (a)(2) of rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number of shares of beneficial interest, $0.01 par value, of securities of the Fund, now existing or hereafter established, under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on October 24, 1996.

The Registrant proposes that this amendment will become effective pursuant to Rule 485(a)(1) under the Securities Act of 1933.

                                BARON ASSET FUND
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A

PART A
-------
                                                  Caption in
Item No.           Item Caption                   Prospectus
--------           -------------                  ------------
1.                 Cover Page                     COVER PAGE
2.                 Synopsis                       FUND EXPENSES
3.                 Condensed Financial            FINANCIAL HIGHLIGHTS
                   Information
4.                 General Description of         INVESTMENT OBJECTIVE AND
                   Registrant                     PHILOSOPHY; INVESTMENT
                                                  POLICIES AND RISKS; GENERAL
                                                  POLICIES; DISTRIBUTION PLAN;
                                                  INVESTMENT PERFORMANCE;
                                                  GENERAL INFORMATION
5.                 Management of the Fund         MANAGEMENT OF THE FUNDS;
                                                  INVESTMENT OBJECTIVES AND
                                                  PHILOSOPHY; INVESTMENT
                                                  POLICIES AND RISKS; GENERAL
                                                  POLICIES; FUND EXPENSES
6.                 Capital Stock and Other        DIVIDENDS AND DISTRIBUTIONS;
                   Securities                     TAXES; GENERAL INFORMATION
7.                 Purchase of Securities         HOW TO PURCHASE SHARES;
                   Being Offered                  DETERMINING YOUR SHARE PRICE;
                                                  DISTRIBUTION PLAN; GENERAL
                                                  INFORMATION
8.                 Redemption or Repurchase       HOW TO REDEEM SHARES;
                                                  DETERMINING YOUR SHARE PRICE;
                                                  GENERAL INFORMATION
9.                 Pending Legal Proceedings      NOT APPLICABLE


PART B
------
                                                  Caption in Statement of
Item No.           Item Caption                   Additional Information
--------           -------------                  -----------------------
10.                Cover Page                     COVER PAGE
11.                Table of Contents              TABLE OF CONTENTS
12.                General Information            NOT APPLICABLE
                   and History
13.                Investment Objectives          INVESTMENT OBJECTIVES
                   and Policies                   AND POLICIES
14.                Management of the              MANAGEMENT OF THE FUNDS
                   Registrant
15.                Control Persons and            MANAGEMENT OF THE FUNDS
                   Principal Holders of
                   Securities

                                                  Caption in Statement of
Item No.           Item Caption                   Additional Information
--------           ------------                   -----------------------
19.                Purchase, Redemption and       MANAGEMENT OF THE FUNDS;
                   Pricing of Securities          REDEMPTION OF SHARES;
                   Being Offered                  NET ASSET VALUE
20.                Tax Status                     NOT APPLICABLE
21.                Underwriters                   MANAGEMENT OF THE FUNDS
22.                Calculation of                 CALCULATION OF
                   Performance Data               PERFORMANCE DATA
23.                Financial Statements           FINANCIAL STATEMENTS FOR
                                                  THE FISCAL YEAR ENDED
                                                  SEPTEMBER 30, 1996

                                   BARON FUNDS

                              BARON SMALL CAP FUND

SUPPLEMENT TO SEPTEMBER 30, 1997 PROSPECTUS

The Distributor of Baron Small Cap Fund, Baron Capital, Inc. ('Baron Capital') is soliciting subscriptions for Fund shares during an initial offering period currently scheduled from September 1, 1997 to the close of business on September 30, 1997 (the 'Subscription Period'). The subscription price will be the Fund's initial net asset value of $10.00 per share. Orders to purchase shares of the fund received during the Subscription Period will be held uninvested until the close of business on September 30, 1997.

Charles Schwab & Co., Inc. ('Schwab') is also soliciting subscriptions of Fund shares during the Subscription Period, pursuant to a Selected Dealer Agreement with Baron Capital. The purchase price for Fund shares will be paid from a Schwab customer's brokerage account at the close of business on September 30, 1997, For its services, Schwab will receive from Baron Capital a fixed fee of up to $60,000, plus from 10 to 50 basis points of the aggregate net asset value of fund shares sold by Schwab during the Subscription Period. The fixed fee will be paid by Baron Capital out of its own resources or those of its affiliates and will have no effect on the Fund's fees or expenses. Of the per share fee paid to Schwab, 25 basis points is paid pursuant to the Fund's 12b-1 plan, details of which are described on page of the Prospectus.

                   This Supplement is Dated September 1, 1997

                           ---------------------------


Baron Small Cap Fund seeks long term appreciation. It invests in a diversified portfolio of common stocks of small cap companies that, in the Adviser's view, have the potential to increase in value at least 50% over two subsequent years.

Baron Small Cap Fund is a 'no load' fund. There are no sales or redemption charges. Baron Small Cap Fund is a series of Baron Asset Fund, which is a diversified open-end management investment company.

This Prospectus contains information you should know before investing in Baron Small Cap Fund. Please read it carefully and retain it for future reference.

                                BARON ASSET FUND

PARTS A and B were previously filed with Post-Effective Amendment No. 13 and are incorporated by reference herein.

                            PART C. OTHER INFORMATION


Item 24.   FINANCIAL STATEMENTS AND EXHIBITS
           a. Financial Statements:
              Included in Part B of this Registration Statement:
                Report of Independent Accountants^
                Statement of Net Assets at September 30, 1996^
                Statement of Assets and Liabilities at September 30, 1996^ Statement of Operations for the Year Ended to September 30, 1996^
                Statement of Changes in Net Assets for the Years Ended September 30, 1996 and 1995^
                Notes to the Financial Statements^
                Supplementary Information (condensed financial information) (also included in Part A of this Registration Statement)^

           b. Exhibits:
                  1. Declaration of Trust dated February 19, 1987.
                  2. By-laws dated February 19, 1987.
                  3. Inapplicable.
                  4. Specimen Share Certificates representing shares of
                     beneficial interest of $.01 par value.
                  5. (a) Investment Advisory Agreement between
                         Baron Asset Fund and BAMCO, Inc.
                     (b) Investment Advisory Agreement between
                         Baron Growth & Income Fund and BAMCO, Inc.
                  6. Distribution Agreement with Baron Capital, Inc.
                  7. Inapplicable.
                  8. (a) Custodian Agreement with The Bank of New York.
                     (b) Fee Schedule for Exhibit 8(a).
                  9. (a) Transfer Agency Agreement with Supervised Services
                         Company, Inc.
                     (b) Fee Schedule for Exhibit 9(a).
                 10. Opinion and consent of counsel as to legality of shares being registered (filed with Rule 24f-2 Notice).
                 11. Consent of Independent Certified Public Accountants.^
                 12. Inapplicable.
                 13. Letter agreement between the Registrant and the Purchaser of the Initial Shares.
                 14. (a) IRA Disclosure Statement.
                     (b) IRA Account Application.
                     (c) 5305-A Agreement.
                 15. Distribution Plan pursuant to Rule 12b-1.
                 16. Schedule for computation of performance quotations.^
                 17. Power of Attorney.

----------
^   Previously filed with Post-Effective Amendment No.13.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The  following   diagram   indicates  the  persons  under  common  control  with
Registrant, all of which are incorporated in New York.

                        Ronald Baron
                             |
                             |
                            90%
                             |
                             |
                   Baron Capital Group, Inc.
                     |               |
                    100%            100%
                     |               |
             Baron Capital, Inc.     BAMCO, Inc.
                     |
                    100%
                     |
                     |
        Baron Capital Management, Inc.


Baron Capital, Inc. serves as distributor of Registrant's shares and performs brokerage services for Registrant. BAMCO, Inc. serves as investment adviser to Registrant. Ronald Baron, President of Registrant, is the controlling shareholder of Baron Capital Group, Inc. and serves as President of all the above entities.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES (AS OF JUNE 11, 1997)

              (1)                                  (2)

    Title of Class of Series             Number of Shareholders(approx)
    ------------------------             ------------------------------

    Shares of beneficial interest
    ($.01 par value),

    Baron Asset Fund                              115,000
    Baron Growth & Income Fund                     24,000


ITEM 27.    INDEMNIFICATION

    Article IV of Registrant's Declaration of Trust states as follows:

     Section  4.1. No Personal  Liability  of  Shareholders,  Trustees,  Etc.

     No shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust of its shareholders, in connection with Trust Property of the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property, or to the Property of one or more specific series of the Trust if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of the Trust Property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one of more Series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a shareholder under this
     Section 4.1 be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

     Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or a Series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not the have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                        (A) by the court or other body approving the settlement or other disposition; or

                        (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of BAMCO, Inc. is summarized under "The Adviser" in the Prospectus constituting Part A of the Registration Statement, which summary is incorporated herein by reference. The business and other connections of the officers and directors of BAMCO, Inc. is currently listed in the investment adviser registration on Form ADV for BAMCO, Inc. (File No. 801-29080) and is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

      (a) Inapplicable.

      (b)


       (1)                     (2)                           (3)

                            Positions and                 Positions and
Name and Principal          Offices with                  Offices with
Business Address            Underwriter                   Registrant
------------------          --------------                --------------
Ronald Baron                Director and                  Trustee and
767 Fifth Avenue            President                     President
New York, N.Y. 10153

Collin Baron                Director                      None
855 Main Street
Bridgeport, CT 06604

Susan Robbins               Director                      Vice President
767 Fifth Avenue            and Vice President
New York, N.Y. 10153

Peggy Wong                  Treasurer                     Treasurer
767 Fifth Avenue
New York, N.Y. 10153

Morty Schaja                Vice President                Trustee and
767 Fifth Avenue            and Director                  Vice President
New York, N.Y. 10153



       (1)                     (2)                           (3)

                            Positions and                 Positions and
Name and Principal          Offices with                  Offices with
Business Address            Underwriter                   Registrant
------------------          --------------                --------------

Clifford Greenberg          Vice President                Vice President
767 Fifth Avenue
New York, N.Y. 10153

Linda S. Martinson          Secretary                     Trustee, Vice
767 Fifth Avenue                                          President and
New York, N.Y. 10153                                      Secretary



      (c) Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, BAMCO, Inc., and Baron Capital, Inc., 767 Fifth Avenue, 24th Floor, New York, NY 10153. Records relating to the duties of the Registrant's transfer agent are maintained by DST Systems, Inc. 1004 Baltimore Avenue, Kansas City, MO 64105 and of the Registrant's custodian are maintained by The Bank of New York, 48 Wall Street, New York, N.Y. 10015.




ITEM 31.  MANAGEMENT SERVICES

     Inapplicable.

ITEM 32.  UNDERTAKINGS

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant undertakes to file an amendment to the Registration Statement which includes financial statements (which need not be certified) within four to six months from the effective date of Registrant's 1933 Act Registration Statement.



                                   SIGNATURES

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 13 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 11th day of June, 1997.


                                               BARON ASSET FUND


                                            By s/Ronald Baron
                                               ----------------
                                                 Ronald Baron, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 13 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signatures                Title                       Date
        ----------                -----                       ----

  s/ Ronald Baron                 President (Principal        June 11, 1997
     ------------                 Executive Officer) &
     Ronald Baron                 Trustee


  s/ Raymond Noveck               Trustee                     June 11, 1997
     --------------
     Raymond Noveck


  s/ Linda S. Martinson           Secretary,                  June 11, 1997
     ------------------           Vice President & Trustee
     Linda S. Martinson



        Signatures                Title                       Date
        ----------                -----                       ----

  s/ Peggy Wong                   Treasurer (Principal        June 11, 1997
     ----------                   Financial & Accounting
                                  Officer)

 *s/ Mark M. Feldman              Trustee                     June 11, 1997
     ---------------
     Mark M. Feldman

 *s/ Norman S. Edelcup            Trustee                     June 11, 1997
     -----------------
     Norman S. Edelcup

 *s/ Charles N. Mathewson         Trustee                     June 11, 1997
     --------------------
     Charles N. Mathewson

 *s/ Irwin Greenberg              Trustee                     June 11, 1997
     ---------------
     Irwin Greenberg

 *s/ Harold W. Milner             Trustee                     June 11, 1997
     ----------------
     Harold W. Milner

 *s/                              Trustee
     ------------
     Daniel Tisch


 *s/ David A. Silverman           Trustee                     June 11, 1997
     ------------------
     David A. Silverman


 *s/ N. Elliott                   Trustee                     June 11, 1997
     ----------
     N. Elliott


  s/ M. Schaja                    Vice President &            June 11, 1997
     ---------                    Trustee
     M. Schaja

  s/ C. Greenberg                 Vice President              June 11, 1997
     ------------
     C. Greenberg


*By: s/ Linda S. Martinson
        ------------------
        Linda S. Martinson

    Attorney-in-fact pursuant to a power of attorney previously filed.


                                BARON ASSET FUND

                                Index to Exhibits



Exhibit No.         Title of Exhibit                      Page
-----------         ----------------                      ----
       1            Declaration of Trust                  *
       2            By-laws                               *
       4            Specimen Certificates                 ***
                         Baron Asset Fund
                         Baron Growth & Income Fund
       5(a)         Investment Advisory Agreement for     **
                    Baron Asset Fund
       5(b)         Investment Advisory Agreement for     **
                    Baron Growth & Income Fund
       6            Distribution Agreement                **
       8(a)         Custodian Contract                    *
       8(b)         Fee Schedule for Exhibit 8(a)         *
       9(a)         Transfer Agency Agreement             ***
       9(b)         Fee Schedule for Exhibit 9(a)         ***
       10           Opinion and consent of counsel as
                    to legality of shares being
                    registered (filed with Rule
                    24f-2 Notice)
       11           Consent of Independent Accountants    ^
       13           Letter agreement relating to          *
                    initial capital
       14(a)        IRA Disclosure Statement              #
       14(b)        IRA Application                       #
       15           Distribution Plan pursuant to         **
                    Rule 12b-1
       16(a,b)      Calculation of performance            ^
       27(a)        Financial Data Schedule               @
                    Baron Asset Fund
       27(b)        Financial Data Schedule               @
                    Baron Growth & Income Fund
                    Power of Attorney

------------
*     Previously filed with Pre-Effective Amendment No. 1
**    Previously filed with Post-Effective Amendment No. 3
***   Previously filed with Post-Effective Amendment No. 5
****  Previously filed with Post-Effective Amendment No. 7
#     Previously filed with Post-Effective Amendment No. 10
^     Previously filed with Post-Effective Amendment No. 12
@     Previously filed with Form NSAR for the period ended 09/30/96

                         STATEMENT OF DIFFERENCES
                         ------------------------
Characters normally expressed as superscript shall be preceded by ....'pp'